Non-Cash Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangements [Abstract]
Non-Cash Share-Based Compensation	Note 17 - Non-Cash Share-Based Compensation
(Amounts in thousands, except share, per share and per unit data)
Equity Incentive Plan
The 2017 Equity Incentive Plan (the “Plan”), as amended through April 27, 2021, authorized and reserved for issuance 3,284,031 shares of common stock, which may be issued upon exercise of vested Options or the vesting of RSUs, PSUs and dividend equivalent units (“DEUs”) that are granted under the Plan. As of December 31, 2024, 2,073,269 shares have vested and been issued to Plan participants, 2,095,156 shares have been granted but remain unvested and 461,435 DEUs have accrued and remain unvested. As of December 31, 2023, 1,648,410 shares had vested and been issued to Plan participants, 1,138,708 shares had been granted but remained unvested and 238,020 DEUs had accrued and remained unvested. Refer to the
Remuneration Committee’s Report within this Annual Report & Form 20-F for additional information regarding the terms of awards issued under the
Plan.
Options Awards
The following table summarizes Options award activity for the respective periods presented:

	Number of Options(a)	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	1,094,629	$8.53
Exercised(b)	(398,666)	6.60
Forfeited	(319,999)	11.30
Balance as of December 31, 2022	375,964	$8.21
Exercised(b)	(2,144)	6.60
Forfeited	(153,379)	8.25
Balance as of December 31, 2023	220,441	$8.20
Exercised(b)	—	—
Forfeited	(66,810)	11.14
Balance as of December 31, 2024	153,631	$6.93
(a)As of December 31, 2024, 2023 and 2022, 153,631, 162,108 and 19,000 Options were exercisable, respectively. As of December 31, 2024 all remaining Options outstanding have an exercise price ranging from £16.80 to £24.00 and a weighted average remaining contractual life of 2.4 years.
(b)No Options were exercised during 2024. The weighted average exercise date share price was $24.29 and $32.35 for Options exercised during 2023 and 2022, respectively.
The Group’s Options ratably vested over a three-year period and contained both performance and service metrics. The performance metrics included
Adjusted EPS as compared to pre-established benchmarks and a calculation that compared the Group’s TSR to pre-established benchmarks. The number of units that vested ranged between 0% and 100% of the award. The fair value of the Group’s Options was calculated using the Black-Scholes model as of the grant date and was uniformly expensed over the vesting periods. No Options were awarded during the years ended December 31, 2024, 2023 and 2022.
RSU Awards
The following table summarizes RSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	206,681	$26.76
Granted	198,504	27.70
Vested	(63,735)	25.92
Forfeited	(4,445)	27.24
Balance as of December 31, 2022	337,005	$27.47
Granted	252,869	22.35
Vested	(181,275)	23.08
Forfeited	(102,018)	27.54
Balance as of December 31, 2023	306,581	$25.82
Granted	764,411	12.40
Vested	(65,293)	30.97
Forfeited	(29,477)	20.08
Balance as of December 31, 2024	976,222	$15.14
RSUs can vest either on a cliff basis or ratably, depending on the service conditions set forth. The fair value of the Group’s RSUs is calculated using the stock price at the grant date. This value is then expensed uniformly over the vesting period.
PSU Awards
The following table summarizes PSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	340,204	$23.90
Granted	231,980	28.04
Forfeited	(3,695)	26.07
Balance as of December 31, 2022	568,489	$25.57
Granted	349,028	16.66
Vested	(216,313)	23.85
Forfeited	(89,518)	20.30
Balance as of December 31, 2023	611,686	$21.87
Granted	525,596	9.10
Vested	(93,256)	18.90
Forfeited	(78,723)	19.37
Balance as of December 31, 2024	965,303	$15.41
PSUs are subject to cliff vesting based on specific performance criteria evaluated over a three-year period. These criteria include the average adjusted return on equity over three years, measured against pre-established benchmarks. Additionally, the Group’s three-year TSR is compared to determined benchmarks and the TSR of a selected group of peer companies. Other performance metrics include the three-year average growth in free cash flow and the reduction in methane intensity over the same period. Depending on the achievement of these performance targets, the number of units that will vest can vary from 0% to 100% of the initial award.
The fair value of the Group’s PSUs is determined using a Monte Carlo simulation model as of the grant date. This calculated fair value is then expensed uniformly over the vesting period. For PSUs granted during the respective periods presented, the inputs to the Monte Carlo model included the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Risk-free rate of interest	4.0%	3.3%	1.3%
Volatility(a)	38%	31%	37%
Correlation with comparator group range	0.02 - 0.32	0.01 - 0.30	0.01 - 0.36
(a)Volatility utilizes the historical volatility for the Group’s share price.
Employee Stock Purchase Plan
The Employee Stock Purchase Plan (the “ESPP”), implemented in February 2023, authorized and reserved for issuance 300,000 shares of common stock.
During the year ended December 31, 2024, 41,330 shares were purchased by and issued to ESPP participants. During the year ended December 31,
2023, 15,132 shares were purchased by and issued to ESPP participants. As of December 31, 2024, 243,538 shares remain available to be purchased.
Share-Based Compensation Expense
The following table presents the share-based compensation expense for the respective periods presented:

	December 31, 2024	December 31, 2023	December 31, 2022
Options	$49	$292	$(749)
RSUs	4,359	2,833	4,210
PSUs	3,827	3,335	4,590
ESPP	51	34	—
Total share-based compensation expense	$8,286	$6,494	$8,051